Receivables and Other Current Assets - Impairment Provision (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Impairment provision at period start	€ 2,563
Impairment provision at period end	2,657	€ 2,563
Trade receivables
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Impairment provision at period start	2,563	2,795
Adjustment on initial application of NIIF 9 (Note 14)	126
Allowances	853	998
Transfers	(10)
Inclusion of companies		14
Amounts applied	(768)	(1,019)
Translation differences and other	(107)	(225)
Impairment provision at period end	€ 2,657	€ 2,563